UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/29/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Cmnwlth. Of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (101.2%)(a)
		Principal
	Rating(RAT)	amount	Value

New York (93.5%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	$1,460,000	$1,379,758
(Charitable Leadership), Ser. A , 6s, 7/1/19	Ba2	3,000,000	2,982,660
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	954,800
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,300,000	1,222,637
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	903,940
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	2,807,520
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	2,000,000	1,755,000
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	1,300,000	1,146,665
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30 (Prerefunded)	A3	9,200,000	9,895,060
Erie Cnty., G.O. Bonds
Ser. C, AMBAC, 5 1/2s, 7/1/29 (Prerefunded)	Aaa	2,470,000	2,643,147
Ser. B, AMBAC, 5 3/8s, 7/1/20 (Prerefunded)	Aaa	4,160,000	4,440,010
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28 (FWC)	Aaa	5,000,000	5,162,650
5 3/4s, 5/1/25 (FWC)	Aaa	10,330,000	10,748,262
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,062,103
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	3,150,000	3,092,576
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	2,595,000	2,713,514
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 2/15/47	Aaa	2,500,000	2,274,200
MBIA, 4 1/2s, 2/15/47	Aaa	2,500,000	2,111,500
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,129,488
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	Aa3	2,500,000	2,446,275
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	830,000	851,895
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	4,723,200
Ser. A, AMBAC, 5s, 9/1/29	Aaa	7,500,000	7,130,325
Ser. D, MBIA, 5s, 9/1/20	Aaa	3,500,000	3,521,630
FSA, zero %, 6/1/28	Aaa	2,510,000	824,008
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,084,248
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5s, 11/15/37	A2	15,000,000	13,845,000
Ser. A, FSA, 5s, 11/15/30	Aaa	1,000,000	966,990
Ser. A, FGIC, 5s, 11/15/26	A2	5,000,000	4,587,050
Ser. B, 5s, 11/15/24	A2	8,100,000	7,788,960
Ser. A, 5s, 11/15/22	A2	6,000,000	5,901,480
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, FSA, 5 1/4s, 11/15/24	Aaa	10,000,000	10,203,200
Ser. B, MBIA, 5s, 11/15/25	Aaa	2,600,000	2,545,998
Ser. B, MBIA, 5s, 11/15/24	Aaa	6,000,000	5,926,020
Metro. Trans. Auth. Fac. Rev. Bonds (Trans. Fac.),
Ser. A, 6s, 7/1/24 (Prerefunded)	AAA	11,020,000	11,526,920
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	16,320,000	17,406,422
Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa	1,000,000	1,041,600
(Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	27,179,975
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	Baa1	250,000	229,278
Nassau Cnty., G.O. Bonds
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/20 (Prerefunded)	Aaa	1,125,000	1,196,865
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/19 (Prerefunded)	Aaa	2,790,000	2,968,225

Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/18 (Prerefunded)	Aaa	2,735,000	2,909,712
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/16 (Prerefunded)	Aaa	3,465,000	3,686,344
Ser. A, FGIC, 6s, 7/1/13	A2	1,000,000	1,104,540
Ser. A, FGIC, 6s, 7/1/11	A2	2,300,000	2,490,003
Ser. E, FSA, U.S. Govt. Coll., 5.9s, 3/1/15
(Prerefunded)	Aaa	2,580,000	2,739,857
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	425,510
Ser. B, 5 7/8s, 11/1/11	A3	705,000	722,512
Ser. D, 5 5/8s, 11/1/09	A3	825,000	860,368
Nassau Cnty., Interim Fin. Auth. FRN, Ser. K, CIFG,
4.98s, 11/15/25	Aaa	3,825,000	3,825,000
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, stepped-coupon zero %, (5.25s 6/1/09), 2026
(STP)	BBB	6,640,000	6,053,157
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	1,000,000	997,050
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	2,972,010
Niagara Falls, City School Dist. COP (High School
Fac.), FSA
5s, 6/15/28	Aaa	1,490,000	1,456,460
5s, 6/15/23	Aaa	3,965,000	3,981,494
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/11	Aaa	18,675,000	20,662,954
Ser. D, MBIA, 6 1/2s, 11/1/10	Aaa	21,495,000	23,417,728
AMBAC, 6.05s, 9/1/11	Aaa	500,000	501,350
Ser. B, 5 3/4s, 8/1/16	AA	1,000,000	1,063,770
Ser. B, 5 1/2s, 12/1/11	AA	23,525,000	25,270,085
Ser. C, FSA, 5s, 1/1/23	Aaa	10,000,000	10,027,600
Ser. F-1, XLCA, 5s, 9/1/22	AA	1,000,000	990,850
Ser. J/J-1, 5s, 6/1/21	AA	6,750,000	6,753,983
Ser. N, 5s, 8/1/20	AA	1,000,000	1,006,720
Ser. M, 5s, 4/1/20	AA	6,775,000	6,822,899
Ser. I-1, 5s, 4/1/19	AA	1,725,000	1,758,206
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AA+	11,815,000	10,660,556
NY City, City Transitional Fin. Auth. Rev. Bonds
AMBAC, 5 1/4s, 8/1/15	Aaa	2,000,000	2,114,060
Ser. C, U.S. Govt. Coll., 5s, 5/1/26 (Prerefunded)	AAA	80,000	81,127
Ser. D, 5s, 2/1/23	AAA	5,000,000	5,014,850
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A1	300,000	291,417
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	AA+	2,600,000	2,538,016
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,604,108
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	2,050,000	2,083,436
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	5,000,000	5,014,000
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	2,190,000	2,019,903
(Yankee Stadium - Pilot), FGIC, 5s, 3/1/31	A	4,500,000	4,215,510
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Aaa	3,500,000	3,421,180
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Parking Corp.), 8 1/2s, 12/30/22	B-/P	6,555,000	5,662,012
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	3,520,000	3,417,850
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	5,250,000	5,716,830
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	2,500,000	2,242,900
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,591,370
(St. Francis College), 5s, 10/1/34	A-	1,000,000	880,640
(Horace Mann School), MBIA, 5s, 7/1/28	Aaa	7,000,000	6,937,770
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	9,500,000	9,162,560
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	3,700,000	3,282,196
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,623,345
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,050,000	1,614,662
NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A,
AMBAC, U.S. Govt. Coll., 5 1/4s, 1/1/29 (Prerefunded)	Aaa	5,000,000	5,274,500
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
AMBAC, 7 1/2s, 6/15/11	Aaa	25,600,000	28,616,704
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	290,000	318,292
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	AAA	110,000	120,744
Ser. D, 5s, 6/15/37	AA+	8,500,000	8,122,175
Ser. G, FSA, 5s, 6/15/34	Aaa	500,000	498,510
Ser. B, AMBAC, 5s, 6/15/28	Aaa	5,000,000	4,887,450
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	AA-	5,600,000	6,039,992
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds,
Ser. S-1, FGIC
5s, 7/15/31	AA-	10,500,000	9,560,250
5s, 7/15/27	AA-	5,000,000	4,617,800
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	6,823,950
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	1,304,485

5 3/4s, 6/1/33	BBB	3,500,000	3,462,865
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	6,212,888
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,875,000	6,899,541
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Baa1	2,750,000	2,805,468
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	Aaa	8,950,000	10,170,780
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,105,856
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	5,250,000	5,150,880
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	Aaa	1,340,000	1,398,277
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	39,297,166
(City U.), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	16,913,364
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aaa	8,500,000	8,450,700
(North Shore Long Island Jewish Group), U.S. Govt.
Coll., 5 1/2s, 5/1/33 (Prerefunded)	Aaa	2,000,000	2,187,100
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,492,368
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aaa	3,500,000	3,570,070
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,691,315
(Mental Hlth.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s,
8/15/30 (Prerefunded)	Aaa	690,000	729,999
(Mental Hlth. Svcs.), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	Aaa	17,810,000	18,842,446
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	4,300,000	4,524,847
(NY Methodist Hosp.), 5 1/4s, 7/1/18	Baa2	750,000	751,140
(NY Methodist Hosp.), 5 1/4s, 7/1/17	Baa2	2,165,000	2,178,704
(NY Methodist Hosp.), 5 1/4s, 7/1/15	Baa2	1,455,000	1,483,082
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/08	Ba2	250,000	251,183
(Rochester U.), Ser. A, 5 1/8s, 7/1/39 (Prerefunded)	AAA	6,405,000	6,960,121
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	12,655,035
(Rochester U.), Ser. A, 5s, 7/1/34	A1	6,000,000	5,542,920
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aaa	3,000,000	2,956,140
(Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29	A	9,525,000	8,965,406
(NYU), Ser. A, FGIC, 5s, 7/1/29	A	6,705,000	6,465,967
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aaa	2,700,000	2,703,888
Ser. A, MBIA, 5s, 10/1/25	Aaa	750,000	737,063
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	Aaa	1,500,000	1,507,335
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,003,700
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,010,660
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,028,800
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,481,460
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,026,220
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,500,000	1,441,185
Ser. A, MBIA, 5s, 3/15/19	AAA	1,700,000	1,753,465
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa1	1,585,000	1,587,679
(Colgate U.), MBIA, 4 3/4s, 7/1/28	Aaa	10,000,000	9,523,200
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	701,728
NY State Dorm. Auth. Lease Rev. Bonds
(State U. Dorm Fac.), Ser. A, MBIA, 5s, 7/1/29	Aaa	11,740,000	11,557,678
(State U. Dorm. Facs.), Ser. A, MBIA, 5s, 7/1/24	Aaa	1,000,000	1,000,540
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Ba2	2,155,000	2,029,105
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aaa	3,000,000	2,889,450
(U. of Rochester), Ser. A-1, 5s, 7/1/32	A1	8,000,000	7,568,960
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27	Aaa	530,000	510,258
(U. of Rochester), Ser. A-1, 5s, 7/1/27	A1	1,900,000	1,822,575
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	6,921,647
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/24	Aaa	2,385,000	2,356,022
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/23	Aaa	3,935,000	3,922,211
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. C, 5s, 12/15/31	AAA	10,000,000	9,741,400
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-1 Mental), Ser. D, FSA, 5 1/4s, 8/15/30
(Prerefunded)	A+/P	240,000	253,913
(2007-2 Mental), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30	A+/P	520,000	517,270
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30
(Prerefunded)	Aaa	700,000	740,579
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/27	Aaa	5,930,000	5,787,977
NY State Energy Research & Dev. Auth. Rev. Bonds,
6.368s, 4/1/20	A+	7,000,000	7,156,730
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,400,000	12,528,588
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	250,000	249,285
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	75,000	79,088
(State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13	Aaa	3,425,000	3,664,510
(State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10	Aaa	1,735,000	1,825,411
(State Wtr.), 5 7/8s, 6/15/14	Aaa	270,000	270,691
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	10,000,000	9,794,200
(NYC Muni. Wtr. Fin.), 5s, 6/15/29 (SEG)	Aaa	13,590,000	13,518,517
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. A
FSA, U.S. Govt. Coll., 6s, 4/1/16 (Prerefunded)	Aaa	1,000,000	1,075,930
FSA, 5.8s, 4/1/18 (Prerefunded)	Aaa	2,000,000	2,143,840
NY State Pwr. Auth. Rev. Bonds, Ser. A, FGIC, 5s,
11/15/17	Aa2	500,000	523,695
NY State Thruway Auth. Rev. Bonds

Ser. H, FGIC, 5s, 1/1/28	Aa3	1,235,000	1,200,111
(Gen. Hwy. & Bridge Trust Fund), Ser. A, MBIA, 5s,
4/1/22	Aaa	2,000,000	2,024,980
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A
5s, 3/15/22	AAA	5,000,000	5,065,900
5s, 3/15/22	AAA	2,795,000	2,837,288
5s, 3/15/21	AAA	1,750,000	1,785,910
NY State Urban Dev. Corp. Rev. Bonds
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,848,361
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,557,943
(Syracuse U. ), 5 1/2s, 1/1/15	Aaa	2,000,000	2,135,680
Ser. A-1, FGIC, 5s, 3/15/29	AAA	6,565,000	6,357,415
(State Personal Income Tax), Ser. A1, 5s, 12/15/27	AAA	3,000,000	2,929,800
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	926,570
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98 cost
$1,000,000) (RES)	BB/P	1,000,000	1,001,540
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	3,113,696
7s, 8/1/21	BB-/P	2,300,000	2,314,145
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	1,000,000	1,008,290
Ser. 124, 5s, 8/1/31	AA-	1,000,000	904,320
FGIC, 4 3/4s, 10/15/28	AA-	7,000,000	6,033,020
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	3,107,595
Rensselaer, City School Dist. COP, XLCA
5s, 6/1/21	A3	2,010,000	1,896,877
5s, 6/1/20	A3	1,150,000	1,103,425
5s, 6/1/19	A3	1,345,000	1,317,737
5s, 6/1/18	A3	1,180,000	1,173,368
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 10/15/29	Aaa	18,000,000	17,331,480
MBIA, 5s, 10/15/26	Aaa	20,000,000	19,455,800
MBIA, 5s, 10/15/25	Aaa	16,425,000	16,085,167
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	920,080
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	1,748,199
St. Lawrence Cnty., Indl. Dev. Rev. Bonds (St.
Lawrence U.), Ser. A, MBIA, 5s, 7/1/28	Aaa	7,750,000	7,642,430
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	1,924,458
5s, 7/1/24	A3	1,890,000	1,848,609
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,797,280
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	480,000	493,387
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	468,970
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,700,000	2,646,378
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	4,200,000	4,381,440
(Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28
(Prerefunded)	AAA	4,000,000	4,378,000
(Jefferson's Ferry), Ser. A, 7.2s, 11/1/19
(Prerefunded)	AAA	3,805,000	4,096,539
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P.
Cohalan Complex), AMBAC, 5s, 4/15/16	Aaa	4,220,000	4,323,981
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,726,052
7 3/8s, 3/1/21	B+/P	800,000	804,448
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	Aaa	4,250,000	4,658,680
Ser. 1, 5s, 6/1/34	BBB	3,500,000	3,071,250
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	466,880
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,042,040
Tobacco Settlement Fin. Corp. FRB, Ser. B-5, CIFG, 7s,
6/1/23	Aaa	10,000,000	10,000,000
Triborough, Bridge & Tunnel Auth. Gen. Purpose Rev.
Bonds (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10	AA-	6,150,000	6,468,570
Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. A,
5s, 11/15/23	Aa2	1,000,000	1,004,830
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	913,228
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	4,432,813
5s, 6/1/26	BBB	2,000,000	1,871,760
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	2,000,000	2,005,220
			1,014,920,387

Puerto Rico (7.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	3,496,538
Cmnwlth. of PR, FRB, Ser. A-9, AGO, 11.95s, 7/1/34	Aaa	10,000,000	10,000,000
Cmnwlth. of PR, FRN, Ser. B-4, FSA, 8s, 7/1/28	Aaa	6,325,000	6,325,000
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 1/4s, 7/1/18	Aaa	4,750,000	4,879,200
Ser. B, 5 1/4s, 7/1/17	Baa3	1,500,000	1,538,520
Ser. B, 5 1/4s, 7/1/16	Baa3	1,000,000	1,033,280
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	2,275,000	2,450,835
Ser. AA, 5s, 7/1/35	A-	2,105,000	1,948,535
Ser. K, 5s, 7/1/21	BBB+	2,000,000	1,965,520
Ser. K, 5s, 7/1/17	BBB+	3,000,000	3,032,790
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/27	Baa3	1,170,000	1,152,122
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/24	Baa3	9,855,000	9,749,650
Ser. M, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/19	Baa3	3,060,000	3,145,496
Ser. N, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/17	Baa3	2,500,000	2,560,900
Ser. N, Cmnwlth. of PR Gtd. 5s, 7/1/32	Baa3	5,000,000	4,437,450
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. LL, MBIA, 5 1/2s, 7/1/17	Aaa	750,000	793,658
Ser. RR, FGIC, 5s, 7/1/24	A	6,500,000	6,253,910
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll, FNMA Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	685,000	685,185
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,500,438
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, FGIC, zero %, 8/1/41	A1	7,960,000	1,055,655
U. of Cmnwlth.of PR, Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	8,000,000	7,360,873
			80,365,555

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	4,150,000	3,522,230

TOTAL INVESTMENTS

Total investments (cost $1,098,327,410)(b)			$1,098,808,172

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	143	$16,771,219	Jun-08	$376,678

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

			Payments	Payments
Swap counterparty /		Termination	made by	received by	Unrealized
Notional amount		date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$9,000,000	(E)	5/15/28	USD-SIFMA Municipal Swap
			Index	3.664%	$(228,150)

(E) Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

				Fixed payments	Total return
Swap counterparty /			Termination	received (paid) by	received by	Unrealized
Notional amount			date	fund per annum	or paid by fund	depreciation

Citibank, N.A.
	$7,666,667	(F)	5/19/08	-	4.121% minus	$(1,046,983)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

	7,666,667	(F)	5/15/08	-	4.121% minus	(1,046,983)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

	7,666,667	(F)	5/14/08	-	4.121% minus	(1,046,983)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

Total						$(3,140,949)

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $1,086,287,833.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 29, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 29, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,099,427,718, resulting in gross unrealized appreciation and depreciation of $37,001,243 and $37,620,789, respectively, or net unrealized depreciation of $619,546.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 29, 2008 was $1,001,540 or less than 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

(FWC) Forward commitments, in part or in entirety.

At February 29, 2008, liquid assets totaling $36,147,149 have been designated as collateral for open forward commitments, swap contracts, and futures contracts.

The rates shown on Mandatory Put Bonds, FRB and FRN are the current interest rates at February 29, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

State government	19.4%
Local government	15.7
Education	15.1
Utilities	12.5

The fund had the following insurance concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

MBIA	13.9%
AMBAC	10.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund's net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$ -	$ 376,678
Level 2	$ 1,098,808,172	$ (3,369,099)
Level 3	$ -	$ -

TOTAL	$ 1,098,808,172	$ (2,992,421)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008